Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Perpetual debt INR
Debt Instrument [Line Items]
Perpetual bonds	$ 5,414.9	295,219.7	178,366.6	2,000.0